Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		Sep. 30, 2024	Sep. 30, 2023
Payables and Accruals [Abstract]
Ongoing accrued expenses	[1]	$ 445,253	$ 277,037
Project-related provisions		42,719	55,569
Dividends payable	[2]	54,081	51,053
Taxes payable		47,697	47,470
Derivative instruments	[3]	16,305	41,667
Other	[1]	172,884	161,946
Accrued expenses and other current liabilities		$ 778,939	$ 634,742

[1]	Certain amounts were reclassified from "other" to "ongoing accrued expenses" to conform the prior period to the current year presentation.
[2]	The amounts payable as a result of the August 7, 2024 and the August 2, 2023 dividend declarations, please see Note 20 to the consolidated financial statements.
[3]	Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments, please see Note 7 to the consolidated financial statements.